Stockholders' Equity (Details 1) - Stock Options [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Stock Options:
Number of Options, Outstanding, Beginning balance	980,588	573,110
Number of Options, Granted	120,130	611,522
Number of Options, Exercised	(6,363)
Number of Options, Expired or canceled, during the period	(1,429)	(191,027)
Number of Options, Forfeited, during the period	(25,399)	(13,017)
Number of Options, Outstanding, Ending balance	1,067,527	980,588
Number of Options, Exercisable	559,232	448,890
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 5.02	$ 6.94
Weighted Average Exercise Price, Granted	5.95	3.75
Weighted Average Exercise Price, Exercised	4.43
Weighted Average Exercise Price, Expired or canceled, during the period	42.35	6.64
Weighted Average Exercise Price, Forfeited, during the period	4.45	6.00
Weighted Average Exercise Price, Outstanding, Ending balance	5.10	5.02
Weighted Average Exercise Price, Exercisable	$ 6.05	$ 8.36